PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 90.7% of Net Assets
Municipals – 90.7%
	California – 1.4%
$250,000	California Statewide Communities Development Authority Revenue, Beverly Community Hospital Association, 4.000%, 11/01/2032	$268,023
	Colorado – 10.8%
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	294,388
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	436,052
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	446,516
250,000	Denver City & County, Airport System Revenue, Series A, AMT, 5.000%, 11/15/2030	306,052
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	647,210

		2,130,218

	Connecticut – 2.4%
400,000	Connecticut State Health & Educational Facilities Authority, University of New Haven, Series K-1, 5.000%, 7/01/2033	477,388

	Florida – 13.7%
235,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2027	252,143
95,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2028	102,640
700,000	City of Cape Coral FL Water & Sewer Revenue, 5.000%, 10/01/2039	846,594
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	563,595
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	457,924
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	470,632

		2,693,528

	Georgia – 1.5%
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	286,303

	Illinois – 3.6%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	604,805

Principal Amount	Description	Value (†)
Municipals – continued
	Illinois – continued
$100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	$106,065

		710,870

	Louisiana – 2.7%
200,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2035	235,266
250,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2036	293,590

		528,856

	Missouri – 4.1%
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	802,130

	Nevada – 3.0%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	581,265

	New Jersey – 7.4%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtua Health, Inc., 5.000%, 7/01/2023	299,704
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	578,480
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	565,490

		1,443,674

	New Mexico – 3.0%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	590,725

	Ohio – 5.8%
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	570,780
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	571,605

		1,142,385

	Pennsylvania – 1.6%
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	305,457

	Rhode Island – 2.9%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	573,245

Principal Amount	Description	Value (†)
Municipals – continued
	Tennessee – 3.0%
$500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	$597,290

	Texas – 11.1%
700,000	Houston TX Airport System Revenue, Refunding, Series C, AMT, 5.000%, 7/01/2026	844,655
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	453,904
250,000	Texas City Independent School District, GO, (PSF-GTD), 4.000%, 8/15/2034	289,893
500,000	Texas Public Finance Authority, Refunding, 4.000%, 2/01/2034	583,690

		2,172,142

	Washington – 8.7%
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	579,230
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	558,100
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	578,710

		1,716,040

	Wisconsin – 4.0%
500,000	State of Wisconsin, GO, Prerefunded 05/01/2021@100, Series B, 5.000%, 5/01/2022	529,005
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	259,965

		788,970

	Total Bonds and Notes (Identified Cost $16,636,894)	17,808,509

Shares
Exchange-Traded Funds – 4.3%
10,000	SPDR® Nuveen S&P High Yield Municipal Bond ETF	593,700
10,000	VanEck Vectors® Short High-Yield Municipal Index ETF	251,800

	Total Exchange-Traded Funds (Identified Cost $811,629)	845,500

	Total Investments – 95.0% (Identified Cost $17,448,523)	18,654,009
	Other assets less liabilities – 5.0%	990,093

	Net Assets – 100.0%	$19,644,102

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
GO	General Obligation
SPDR	Standard & Poor’s Depositary Receipt

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$17,808,509	$—	$17,808,509
Exchange-Traded Funds	845,500	—	—	845,500

Total	$845,500	$17,808,509	$—	$18,654,009

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2019 (Unaudited)

Hospitals	19.1%
General Purpose Public Improvement	14.6
Airports	11.6
Water and Sewer	11.3
Higher Education	8.2
Primary Secondary Education	6.7
Electric Public Power	4.1
Mass Rapid Transportation	3.3
Toll Roads, Streets & Highways	3.0
Pollution Control	2.9
Seaports Marine Terminals	2.8
Other Investments, less than 2% each	3.1
Exchange-Traded Funds	4.3

Total Investments	95.0
Other assets less liabilities	5.0

Net Assets	100.0%